                            AIM V.I. CORE STOCK FUND
                                 SERIES I SHARES

                          Supplement dated May 23, 2005
                     to the Prospectus dated April 29, 2005


Effective June 1, 2005, the sub-advisory agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc. will be terminated with respect to AIM V.I. Core Stock Fund (the Fund). Accordingly, the following changes will be made:

Effective June 1, 2005, the following replaces in its entirety the information appearing in the first paragraph on page 2 of the prospectus:

       "A I M Advisors, Inc. (AIM or Advisor) is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the Company). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. (INVESCO) served as the investment advisor for the series portfolio of the Company."

Effective June 1, 2005, the following replaces in its entirety the information appearing in the first three paragraphs on page 7 of the prospectus under the heading "FUND MANAGEMENT - INVESTMENT ADVISOR":

       "AIM is the investment advisor for the Fund and is responsible for its day-to-day management. AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the Fund. AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 200 investment portfolios, encompassing a broad range of investment objectives.

       A I M Distributors, Inc. (ADI) is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM and ADI are subsidiaries of AMVESCAP PLC."

Effective June 1, 2005, the following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 9 of the Prospectus:

       "Ronald S. Sloan, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the Fund's portfolio. He has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 1998.

       He is assisted by the Advisor's Mid/Large Cap Core Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the Advisor. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the team may change from time to time.

       More information on this portfolio manager and the team, including biographies of other members of the team, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

       The Fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the Fund, a description of his compensation structure, and information regarding other accounts he manages."

                            AIM V.I. CORE STOCK FUND
                                SERIES II SHARES

                          Supplement dated May 23, 2005
                     to the Prospectus dated April 29, 2005


Effective June 1, 2005, the sub-advisory agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc. will be terminated with respect to AIM V.I. Core Stock Fund (the Fund). Accordingly, the following changes will be made:

Effective June 1, 2005, the following replaces in its entirety the information appearing in the first paragraph on page 2 of the prospectus:

       "A I M Advisors, Inc. (AIM or Advisor) is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the Company). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. (INVESCO) served as the investment advisor for the series portfolio of the Company."

Effective June 1, 2005, the following replaces in its entirety the information appearing in the first three paragraphs on page 9 of the prospectus under the heading "FUND MANAGEMENT - INVESTMENT ADVISOR":

       "AIM is the investment advisor for the Fund and is responsible for its day-to-day management. AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the Fund. AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 200 investment portfolios, encompassing a broad range of investment objectives.

       A I M Distributors, Inc. (ADI) is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM and ADI are subsidiaries of AMVESCAP PLC."

Effective June 1, 2005, the following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 10 of the Prospectus:

       "Ronald S. Sloan, Senior Portfolio Manager, is primarily responsible for the day-to-day management of the Fund's portfolio. He has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 1998.

       He is assisted by the Advisor's Mid/Large Cap Core Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the Advisor. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the team may change from time to time.

       More information on this portfolio manager and the team, including biographies of other members of the team, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

       The Fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the Fund, a description of his compensation structure, and information regarding other accounts he manages."

                           AIM V.I. TOTAL RETURN FUND
                                SERIES II SHARES

                          Supplement dated May 23, 2005
                     to the Prospectus dated April 29, 2005


Effective June 1, 2005, the sub-advisory agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc. will be terminated with respect to AIM V.I. Total Return Fund (the Fund). Accordingly, the following changes will be made:

Effective June 1, 2005, the following replaces in its entirety the information appearing in the first paragraph on page 2 of the prospectus:

       "A I M Advisors, Inc. (AIM or Advisor) is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the Company). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. (INVESCO) served as the investment advisor for the series portfolio of the Company."

Effective June 1, 2005, the following replaces in its entirety the information appearing in the first three paragraphs on page 7 of the prospectus under the heading "FUND MANAGEMENT - INVESTMENT ADVISOR":

       "AIM is the investment advisor for the Fund and is responsible for its day-to-day management. AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the Fund. AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 200 investment portfolios, encompassing a broad range of investment objectives.

       A I M Distributors, Inc. (ADI) is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM and ADI are subsidiaries of AMVESCAP PLC."

Effective June 1, 2005, the following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 9 of the Prospectus:

       "The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

       o Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 1998. As the lead manager, Mr. Stanley generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Stanley may perform these functions, and the nature of these functions, may change from time to time.

       o R. Canon Coleman II, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 1999.

       o Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 1999.

       o Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 1994.

       o Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 1998.

       o Michael J. Simon, Senior Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

       They are assisted by the Advisor's Basic Value and Taxable Investment Grade Bond Teams, which may be comprised of portfolio managers, research analysts and other investment professionals of the Advisor. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

       The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage."

                           AIM V.I. TOTAL RETURN FUND
                                 SERIES I SHARES

                          Supplement dated May 23, 2005
                     to the Prospectus dated April 29, 2005


Effective June 1, 2005, the sub-advisory agreement between A I M Advisors, Inc. and INVESCO Institutional (N.A.), Inc. will be terminated with respect to AIM V.I. Total Return Fund (the Fund). Accordingly, the following changes will be made:

Effective June 1, 2005, the following replaces in its entirety the information appearing in the first paragraph on page 2 of the prospectus:

       "A I M Advisors, Inc. (AIM or Advisor) is the investment advisor for the Fund. Prior to April 30, 2004, the Fund was a series portfolio of INVESCO Variable Investment Funds, Inc., a Maryland corporation (the Company). On April 30, 2004, the Fund became a series portfolio of AIM Variable Insurance Funds, a Delaware statutory trust. Prior to April 30, 2004, INVESCO Funds Group, Inc. (INVESCO) served as the investment advisor for the series portfolio of the Company."

Effective June 1, 2005, the following replaces in its entirety the information appearing in the first three paragraphs on page 7 of the prospectus under the heading "FUND MANAGEMENT - INVESTMENT ADVISOR":

       "AIM is the investment advisor for the Fund and is responsible for its day-to-day management. AIM is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the Fund. AIM has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 200 investment portfolios, encompassing a broad range of investment objectives.

       A I M Distributors, Inc. (ADI) is the Fund's distributor and is responsible for the sale of the Fund's shares. AIM and ADI are subsidiaries of AMVESCAP PLC."

Effective June 1, 2005, the following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 8 of the Prospectus:

       "The following individuals are jointly and primarily responsible for the day-to-day management of the Fund's portfolio:

       o Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 1998. As the lead manager, Mr. Stanley generally has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Stanley may perform these functions, and the nature of these functions, may change from time to time.

       o R. Canon Coleman II, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 1999.

       o Jan H. Friedli, Senior Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 1999.

       o Scot W. Johnson, Senior Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 1994.

       o Matthew W. Seinsheimer, Senior Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 1998.

       o Michael J. Simon, Senior Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with the Advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

       They are assisted by the Advisor's Basic Value and Taxable Investment Grade Bond Teams, which may be comprised of portfolio managers, research analysts and other investment professionals of the Advisor. Team members provide research support and make securities recommendations with respect to the Fund's portfolio, but do not have day-to-day management responsibilities with respect to the Fund's portfolio. Members of the teams may change from time to time. More information on the teams, including biographies of other members of the teams, may be found on the Advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

       The Fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the Fund, a description of their compensation structure, and information regarding other accounts they manage."

                            AIM V.I. CORE STOCK FUND
                             AIM V.I. DYNAMICS FUND
                        AIM V.I. FINANCIAL SERVICES FUND
                          AIM V.I. HEALTH SCIENCES FUND
                              AIM V.I. LEISURE FUND
                       AIM V.I. SMALL COMPANY GROWTH FUND
                            AIM V.I. TECHNOLOGY FUND
                           AIM V.I. TOTAL RETURN FUND
                             AIM V.I. UTILITIES FUND
                                 SERIES I SHARES
                                SERIES II SHARES

                          Supplement dated May 23, 2005
                   to the Statement of Additional Information
                              dated April 29, 2005


Effective June 1, 2005 the Master Intergroup Sub-Advisory Contract for Mutual Funds dated April 30, 2004, between A I M Advisors, Inc. ("AIM") and INVESCO Institutional (N.A.), Inc. ("INVESCO Institutional") was terminated with respect to AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund (the "Funds"). Accordingly, all references to INVESCO Institutional as sub-advisor with respect to the Funds are no longer applicable.

The following replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS OF THE TRUST - CODES OF ETHICS" appearing on page 33 of the Statement of Additional Information effective June 1, 2005:

         "CODES OF ETHICS

         AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within The AIM Family of Funds--Registered Trademark-- ("affiliated funds"). Personal trading, including personal trading involving securities that may be purchased or held by the Fund and in affiliated funds, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis."

The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS OF THE TRUST - PROXY VOTING POLICIES" on page 33 of the Statement of Additional Information:

         "PROXY VOTING POLICIES

         The Board of Trustees of the Trust, with respect to all Funds has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Funds' Advisor. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix E.

         Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund's proxy voting record.

         Information regarding how the Funds voted proxies related to its portfolio securities during the 12 months ended December 31, 2004 is available at our Website, http://www.AIMinvestments.com. This information is also available at the SEC Website, http://www.sec.gov."

The information appearing under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - BROKERAGE TRANSACTIONS", "COMMISSIONS", "BROKERAGE SELECTION" and "ALLOCATION OF PORTFOLIO TRANSACTIONS" appearing on pages 42-43 of the Statement of Additional Information applies to AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund effective June 1, 2005.

The information appearing under the heading "BROKERAGE ALLOCATION AND OTHER PRACTICES - "ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS" appearing on page 47 of the Statement of Additional Information applies to AIM V.I. Core Stock Fund and AIM V.I. Total Return Fund effective June 1, 2005.

The following information supersedes and replaces in its entirety the information pertaining to John Ferreby, Carl Hafele, Richard Herrmann, Jeffrey Krumpelman and Alfred Shepard appearing under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM V.I. CORE STOCK FUND" on page B-1 of the Statement of Additional Information effective June 1, 2005.

                  "NAME OF PORTFOLIO MANAGER                  DOLLAR RANGE OF INVESTMENTS IN EACH FUND
                  --------------------------                  ----------------------------------------

                                               AIM V.I. CORE STOCK FUND

         Ronald S. Sloan(3)                                                       None

         (3) Mr. Sloan began serving as portfolio manager on AIM V.I. Core Stock Fund on June 1, 2005."

The following information replaces in its entirety the information pertaining to John Ferreby, Carl Hafele, Richard Herrmann, Jeffrey Krumpelman and Alfred Shepard under the heading "PORTFOLIO MANAGERS - OTHER MANAGED ACCOUNTS - AIM V.I. CORE STOCK FUND" on page B-4 in the Statement of Additional Information effective June 1, 2005:

                                                             NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO
                "NAME OF PORTFOLIO MANAGER                       MANAGER AND TOTAL ASSETS BY CATEGORY
                --------------------------                   --------------------------------------------

                                               AIM V.I. CORE STOCK FUND

         Ronald S. Sloan(5)                        10 Registered Mutual Funds with $15,956,589,082.76 in
                                                   total assets under management

                                                   2 Unregistered Pooled Investment Vehicles with
                                                   $16,894,916.09 in total assets under management

                                                   9560 Other Accounts with $2,011,887,307 in total assets
                                                   under management(6)

         (5) Mr. Sloan began serving as portfolio manager on AIM V.I. Core Stock Fund on June 1, 2005. Information on other accounts he manages has been provided as of April 29, 2005."

         (6) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models."

The following information replaces in its entirety the information pertaining to Kenneth R. Bowling, John Ferreby, Carl Hafele, Richard Herrmann, Steve Johnson, Jeffrey Krumpelman and Alfred Shepard under the heading "PORTFOLIO MANAGERS - INVESTMENTS IN EACH FUND - AIM V.I. TOTAL RETURN FUND" on page B-2 of the Statement of Additional Information effective June 1, 2005:

            "NAME OF PORTFOLIO MANAGER                  DOLLAR RANGE OF INVESTMENTS IN EACH FUND
            --------------------------                  ----------------------------------------

                                  AIM V.I. TOTAL RETURN FUND

         R. Canon Coleman II(4)                          None

         Jan H. Friedli(4)                               None

         Scot W. Johnson(4)                              None

         Matthew W. Seinsheimer(4)                       None

         Michael J. Simon(4)                             None

         Bret W. Stanley(4)                              None

         (4) Mr. Coleman, Mr. Friedli, Mr. Johnson, Mr. Seinsheimer, Mr. Simon and Mr. Stanley each began serving as portfolio managers on AIM V.I. Total Return Fund on June 1, 2005.

The following information replaces in its entirety the information pertaining to Kenneth R. Bowling, John Ferreby, Carl Hafele, Richard Herrmann, Stephen M. Johnson, Jeffrey Krumpelman and Alfred Shepard under the heading "PORTFOLIO MANAGERS - OTHER MANAGED ACCOUNTS - AIM V.I. TOTAL RETURN FUND" on page B-6 in the Statement of Additional Information effective June 1, 2005:

                                                     NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO
               "NAME OF PORTFOLIO MANAGER               MANAGER AND TOTAL ASSETS BY CATEGORY
               --------------------------            --------------------------------------------

                                              AIM V.I. TOTAL RETURN FUND

         R. Canon Coleman II(10)                   9 Registered Mutual Funds with $10,233,679,792.01 in total assets under management

                                                   1 Unregistered Pooled Investment Vehicle with
                                                   $12,481,649.63 in total assets under management

                                                   3593 Other Accounts with $1,027,879,630 in total assets
                                                   under management(11)

         Jan H. Friedli(10)                        7 Registered Mutual Funds with $3,139,725,425.29 in total
                                                   assets under management

                                                   2 Unregistered Pooled Investment Vehicles with
                                                   $546,911,899 in total assets under management

         Scot W. Johnson(10)                       10 Registered Mutual Funds with $5,060,142,235.47 in total assets under management

                                                   2 Unregistered Pooled Investment Vehicles with
                                                   $546,911,899 in total assets under management

                                                     NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO
               "NAME OF PORTFOLIO MANAGER               MANAGER AND TOTAL ASSETS BY CATEGORY
               --------------------------            --------------------------------------------

         Matthew W. Seinsheimer(10)                9 Registered Mutual Funds with $10,233,679,792.01 in total assets under management

                                                   1 Unregistered Pooled Investment Vehicle with
                                                   $12,481,649.63 in total assets under management

                                                   3593 Other Accounts with $1,027,879,630 in total assets
                                                   under management(11)

         Michael J. Simon(10)                      13 Registered Mutual Funds with $11,389,181,401.70 in
                                                   total assets under management

                                                   1 Unregistered Pooled Investment Vehicle with
                                                   $12,481,649.63 in total assets under management

                                                   3593 Other Accounts with $1,027,879,630 in total assets
                                                   under management(11)

         Bret W. Stanley(10)                       12 Registered Mutual Funds with $19,813,892,551.95 in
                                                   total assets under management

                                                   1 Unregistered Pooled Investment Vehicle with
                                                   $12,481,649.63 in total assets under management

                                                   3593 Other Accounts with $1,027,879,630 in total assets
                                                   under management(11)

         (10) Mr. Coleman, Mr. Friedli, Mr. Johnson, Mr. Seinsheimer, Mr. Simon and Mr. Stanley each began serving as portfolio managers on AIM V.I. Total Return Fund on June 1, 2005. Information on other accounts they manage has been provided as of April 29, 2005.

         (11) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models."